Intangible Assets, Net - Schedule of Future Amortization (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 64.0
2026	36.0
2027	26.0
2028	13.0
2029	5.0
2030 and thereafter	7.0
Net Carrying Value	$ 151.0	$ 138.0